17. Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Consolidated Statements of Financial Position

	March 31,	December 31,
	2014	2013
	Unaudited
Total assets	$–	$–

Accounts payable	$167,244	$167,244
Other accrued	16,250	16,250
Equity, net	(183,494)	(183,494)
Total liabilities and shareholder's deficit	$–	$–

	Three Months Ended March 31,
	2014	2013

Revenues	$–	$71,667
Cost of revenues	–	–
Gross profit	–	71,667

Operating expenses	–	171,892
Interest expense	–	33,365
Net loss attributed to non-controlling interests	–	(6,679)
Total expenses	–	198,578

Net Loss	$–	$(126,911)

	Three Months Ended March 31,
	2014	2013
Net Loss	$–	$(126,911)
Working capital and other adjustments	–	32,436
Cash used by operating activities	–	(94,475)

Investing activities	–	–
Financing activities	–	–
Net impact on cash flows	$–	$(94,475)